Related Parties - Schedule of Amount Owed to Related Parties (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Due to related parties	$ 85,847	$ 665
Affiliate Fees [Member]
Due to related parties	85,116
Alexander Bafer, Former Executive Chairman [Member]
Due to related parties	458	20
John Textor, Former Chief Executive Officer and Affiliated Companies [Member]
Due to related parties	264	592
Other [Member]
Due to related parties	$ 9	$ 53